Net Loss per Share ("EPS") (Details Textual)	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	43,927,358	43,927,358	95,115,968	94,643,712	115,875,372	44,892,383